Initial Public Offering (Q3)	9 Months Ended
Sep. 30, 2021
Initial Public Offering [Abstract]
Initial Public Offering
Note 4 — Initial Public Offering
Pursuant to the Initial Public Offering, the Company sold 34,500,000 Units, at a price of $10.00 per Unit. Each Unit consists of one share of Class A Ordinary shares, par value $0.0001 per share one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A Ordinary shares at a price of $11.50 per share.